Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE SMALL-CAP VALUE FUND, INC.
Entity Central Index Key	0000834798
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000005510
Shareholder Report [Line Items]
Fund Name	Small-Cap Value Fund
Class Name	Investor Class
Trading Symbol	PRSVX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Investor Class	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 10,100,961,000
Holdings Count | Holding	380
InvestmentCompanyPortfolioTurnover	18.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,100,961
Number of Portfolio Holdings	380

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	18.3%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	25.1%
Industrials & Business Services	14.6
Consumer Discretionary	10.6
Real Estate	10.0
Health Care	9.2
Energy	8.9
Information Technology	7.1
Materials	4.9
Utilities	4.1
Other	5.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

PennyMac Financial Services	1.4%
TechnipFMC	1.4
Matador Resources	1.4
Meritage Homes	1.3
Pinnacle Financial Partners	1.2
Strategic Education	1.1
Popular	1.0
Select Medical Holdings	1.0
Terreno Realty	1.0
Houlihan Lokey	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005511
Shareholder Report [Line Items]
Fund Name	Small-Cap Value Fund
Class Name	Advisor Class
Trading Symbol	PASVX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Advisor Class	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 10,100,961,000
Holdings Count | Holding	380
InvestmentCompanyPortfolioTurnover	18.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,100,961
Number of Portfolio Holdings	380

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	18.3%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	25.1%
Industrials & Business Services	14.6
Consumer Discretionary	10.6
Real Estate	10.0
Health Care	9.2
Energy	8.9
Information Technology	7.1
Materials	4.9
Utilities	4.1
Other	5.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

PennyMac Financial Services	1.4%
TechnipFMC	1.4
Matador Resources	1.4
Meritage Homes	1.3
Pinnacle Financial Partners	1.2
Strategic Education	1.1
Popular	1.0
Select Medical Holdings	1.0
Terreno Realty	1.0
Houlihan Lokey	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159683
Shareholder Report [Line Items]
Fund Name	Small-Cap Value Fund
Class Name	I Class
Trading Symbol	PRVIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - I Class	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 10,100,961,000
Holdings Count | Holding	380
InvestmentCompanyPortfolioTurnover	18.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,100,961
Number of Portfolio Holdings	380

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	18.3%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	25.1%
Industrials & Business Services	14.6
Consumer Discretionary	10.6
Real Estate	10.0
Health Care	9.2
Energy	8.9
Information Technology	7.1
Materials	4.9
Utilities	4.1
Other	5.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

PennyMac Financial Services	1.4%
TechnipFMC	1.4
Matador Resources	1.4
Meritage Homes	1.3
Pinnacle Financial Partners	1.2
Strategic Education	1.1
Popular	1.0
Select Medical Holdings	1.0
Terreno Realty	1.0
Houlihan Lokey	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219318
Shareholder Report [Line Items]
Fund Name	Small-Cap Value Fund
Class Name	Z Class
Trading Symbol	TRZVX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 10,100,961,000
Holdings Count | Holding	380
InvestmentCompanyPortfolioTurnover	18.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,100,961
Number of Portfolio Holdings	380

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	18.3%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	25.1%
Industrials & Business Services	14.6
Consumer Discretionary	10.6
Real Estate	10.0
Health Care	9.2
Energy	8.9
Information Technology	7.1
Materials	4.9
Utilities	4.1
Other	5.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

PennyMac Financial Services	1.4%
TechnipFMC	1.4
Matador Resources	1.4
Meritage Homes	1.3
Pinnacle Financial Partners	1.2
Strategic Education	1.1
Popular	1.0
Select Medical Holdings	1.0
Terreno Realty	1.0
Houlihan Lokey	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless